Document and Entity Information	Mar. 03, 2025
Prospectus:
Document Type	485BPOS
Entity Central Index Key	0001415726
Document Period End Date	Feb. 14, 2025
Document Creation Date	Feb. 14, 2025
Entity Inv Company Type	N-1A
Entity Registrant Name	Innovator ETFs Trust
Document Effective Date	Feb. 26, 2025
Prospectus Date	Mar. 03, 2025
Amendment Flag	false
Innovator U.S. Small Cap Power Buffer ETF - March | Innovator U.S. Small Cap Power Buffer ETF - March
Prospectus:
Trading Symbol	KMAR